Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Parenthetical) (Detail)	Mar. 31, 2014 shares
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised previous period allotted	728,290